Submission	Feb. 05, 2026
Submission [Line Items]
Central Index Key	0001973476
Registrant Name	North Haven Private Income Fund A LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES